FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending:  			12/31/07

Is this a transition report?				N

Is this an amendment to a previous filing		N

1.  	A.  Registrant Name:	Banner Life Variable Annuity Account

	B.   File Number:		811-5910

	C.   Telephone Number:	301-279-4800

2.	A.   Street: 		1701 Research Boulevard

	B.   City: Rockville	C.   State: MD		D.   Zip Code:  20850

3. Is this the first filing on this form by Registrant?	N

4. Is this the last filing on this form by Registrant?	N

5. Is Registrant a small business investment company (SBIC)?	N

6. Is Registrant a unit investment trust (UIT)?	Y
(If answer is "Y" (Yes), complete only items 111 through 132.)

7. 	A.   Is Registrant a series or multiple portfolio company?	N/A
	(If answer is "N" (No) go to item 8)

B. How many separate series or portfolios did Registrant have at
the end of the period?	N/A


Answers to questions 111 through 126 have not changed since the last filing.

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

				No. of Series		Total			Total Income
				Investing		Assets			Distributions

A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax free

D. Public utility debt

E. Brokers or dealers debt
Or debt of brokers' or
Dealers' parent

F. All other corporate intermed
And long term debt

G. All other corporate short
Term debt

H. Equity securities of
Brokers or dealers or
Parents of brokers or dealers

I. Investment company
Equity securities

J. All other equity securities	$1,158,983		($2,677)

K. Other securities

L. Total assets of all series
Of Registrant


Answers to questions 128 through 130 & 132 have not changed since the last filing.

131. Total expenses incurred by all series of Registrant during the current reporting period.

$14,750


This report is signed on behalf of the Registrant (or depositor or trustee).


City of: _______	State of: ________
Date:  ________


Name of Registrant, Depositor or Trustee:


By (Name and Title):  ____________________________
Witness:  ___________________________